Fair value of financial instruments - Schedule of Carrying Value and an Estimated Fair Value of the Bank's Financial Instruments that are not Measured on a Recurring Basis (Details) - USD ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits in banks	$ 1,842,208	$ 1,819,931	$ 1,987,068	$ 1,190,936
Customers' liabilities under acceptances	161,597	245,065
Customer deposits	6,640,290	5,461,901
Securities sold under repurchase agreements	130,509	214,035	314,434
Borrowings and debt, net	4,030,389	4,388,720	$ 4,396,969	$ 4,458,912
Acceptances outstanding	161,597	245,065
Loans
Disclosure of Fair value of financial instruments [Line Items]
Interest receivable	87,800	117,900
Financial assets	93,800	78,200
Unearned interest and deferred fees	(34,300)	(31,100)
Securities
Disclosure of Fair value of financial instruments [Line Items]
Interest receivable	14,800	13,200
Financial assets	1,000	1,300
Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits in banks	1,923,731	1,965,145
Securities at amortized cost	1,359,514	1,102,444
Loans at amortized cost	9,064,428	8,383,829
Customers' liabilities under acceptances	161,597	245,065
Customer deposits	6,640,290	5,461,901
Securities sold under repurchase agreements	130,509	214,035
Borrowings and debt, net	4,030,389	4,388,720
Acceptances outstanding	161,597	245,065
Fair value
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits in banks	1,923,731	1,965,145
Securities at amortized cost	1,375,788	1,102,386
Loans at amortized cost	9,319,038	8,573,655
Customers' liabilities under acceptances	161,597	245,065
Customer deposits	6,640,290	5,461,901
Securities sold under repurchase agreements	130,509	214,035
Borrowings and debt, net	4,071,789	4,421,770
Acceptances outstanding	161,597	245,065
Level 1 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits in banks	0	0
Securities at amortized cost	0	0
Loans at amortized cost	0	0
Customers' liabilities under acceptances	0	0
Customer deposits	0	0
Securities sold under repurchase agreements	0	0
Borrowings and debt, net	0	0
Acceptances outstanding	0	0
Level 2 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits in banks	1,923,731	1,965,145
Securities at amortized cost	1,375,788	1,102,386
Loans at amortized cost	9,319,038	8,573,655
Customers' liabilities under acceptances	161,597	245,065
Customer deposits	6,640,290	5,461,901
Securities sold under repurchase agreements	130,509	214,035
Borrowings and debt, net	4,071,789	4,421,770
Acceptances outstanding	161,597	245,065
Level 3 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits in banks	0	0
Securities at amortized cost	0	0
Loans at amortized cost	0	0
Customers' liabilities under acceptances	0	0
Customer deposits	0	0
Securities sold under repurchase agreements	0	0
Borrowings and debt, net	0	0
Acceptances outstanding	$ 0	$ 0